SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended		4 Months Ended	6 Months Ended
	Dec. 07, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares subject to possible redemption				28,646,767
Cash Equivalents		$ 0		$ 0	$ 0
Offering costs				$ 19,126,250
Price per share		$ 10.00			$ 10.00
Number of shares issuable per warrant		1			1
Public Warrants exercisable term after the completion of a business combination				30 days
Public Warrants exercisable term from the closing of the initial public offering				1 year	12 months
Public Warrants expiration term				5 years
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)					$ 18.00
Threshold percentage of outstanding Class A securities					50.00%
Unrecognized tax benefits		$ 0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		0		0	0
Income tax expense				0	0
Interest Income		5,210			9,910
Net Earnings		(2,660,294)	$ 16,083,886	(1,767,451)	13,423,592
Cash, FDIC Insured Amount		$ 250,000		$ 250,000	250,000
Operating bank accounts					145,200
Working capital deficit					2,939,641
Expenses in exchange for issuance of founder shares					$ 25,000
Class A Ordinary Share
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares subject to possible redemption		29,989,126		28,646,767	29,989,126
Net Earnings				$ 0
Basic and diluted weighted average shares outstanding		34,500,000		34,500,000	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 0.00		$ 0.00	$ 0.00
Redeemable Class A Ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants to purchase common stock					13,075,000
Interest Income		$ 5,210			$ 9,910
Net Earnings		$ 5,210		$ 0
Redeemable Net Earnings					$ 9,910
Basic and diluted weighted average shares outstanding		34,500,000		34,500,000	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 0.00		$ 0.00	$ 0.00
Non-Redeemable Class B Ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Earnings		$ (2,660,294)		$ (1,767,451)	$ 13,423,592
Redeemable Net Earnings		(5,210)			(9,910)
Non-Redeemable Net Income		$ (2,665,504)		$ 0	$ 13,413,682
Basic and diluted weighted average shares outstanding		8,625,000		7,758,028	8,625,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ (0.30)		$ (0.23)	$ 1.56
Initial Public Offering
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Sale of units (in shares)	34,500,000				34,500,000
Price per share	$ 10.00	$ 10.00			$ 10.00
Number of shares in a unit	1				1
Number of warrants in a unit	0.25			0.25	0.25
Number of shares issuable per warrant	1	1			1
Exercise price of warrants	$ 11.50	$ 11.50			$ 11.50
Public Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of warrants issued					8,625,000
Number of shares issuable per warrant		1			1
Exercise price of warrants		$ 11.50			$ 11.50
Public Warrants exercisable term after the completion of a business combination					30 days
Public Warrants exercisable term from the closing of the initial public offering					12 months
Public Warrants expiration term		5 years			5 years
Public Warrants | Initial Public Offering
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of warrants issued	8,625,000
Exercise price of warrants	$ 11.50
Private Placement Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of warrants issued					4,450,000
Price of warrants				$ 2.00	$ 2.00
Number of shares issuable per warrant		1			1
Exercise price of warrants		$ 11.50		$ 11.50	$ 11.50
Public Warrants exercisable term after the completion of a business combination					30 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					30 days
Private Placement Warrants | Class A Ordinary Share
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of shares issuable per warrant		1			1